TAXES ON INCOME	12 Months Ended
Dec. 31, 2022
Security Matters Limited [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
TAXES ON INCOME

NOTE 16 – TAXES ON INCOME:

1.	The Company is incorporated and domiciled in Australia where the applicable tax rate is 27.5%.

2.	Theoretical tax:

	December 31, 2022	December 31, 2021	December 31, 2020
Reconciliation of income tax at the statutory rate
Loss before income tax	(6,184)	(4,939)	(4,573)

Theoretical tax rate of 27.5%	(1,701)	(1,358)	(1,257)

Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Non-deductible expenditure and others	335	118	132
Unrecognized temporary differences and tax losses for which deferred tax weren’t recognized	1,366	1,240	1,125
Income tax / (benefit)	—	—	—

3.	As of December 31, 2022, the Group has estimated carry forward tax losses of approximately 24,106 (2021: 17,659 2020:13,151) which may be carried forward and offset against taxable income for an indefinite period in the future. The Group did not recognize deferred tax assets relating to carry forward losses in the financial statements because their utilization in the foreseeable future is not probable.